(10) Monitoring Equipment: Schedule Of Monitoring Property And Equipment (Tables)	3 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule Of Monitoring Property And Equipment

	December 31,	September 30,
	2013	2013
Monitoring equipment	$ 2,839,092	$ 2,420,042
Less: accumulated depreciation	(1,238,912)	(1,183,346)
Monitoring equipment, net of accumulated depreciation	$ 1,600,180	$ 1,236,696